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                             LORD ABBETT GLOBAL FUND
                         Lord Abbett Global Equity Fund
                         Lord Abbett Global Income Fund
                         (Class A, B, C, P, & Y Shares)

                     SUPPLEMENT DATED OCTOBER 3, 2005 TO THE
         STATEMENTS OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2005

With respect to the Portfolio referenced above, the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT MANAGERS" is replaced with the following:

   INVESTMENT MANAGERS

   As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

   Daniel H. Frascarelli and Harold E. Sharon head the team of the Global Equity Fund and are primarily and jointly responsible for the day-to-day management of the Fund.

   Robert I. Gerber heads the team of the Global Income Fund. The other senior member is Jerald M. Lanzotti. Messrs. Gerber and Lanzotti are primarily and jointly responsible for the day-to-day management of the Fund.

   The following table indicates for each Fund as of December 31, 2004 or as noted below: (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and
   (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

                                                             OTHER ACCOUNTS MANAGED (# AND TOTAL ASSETS IN MILLIONS)*
                                                             --------------------------------------------------------
                                                                                      OTHER POOLED
                                                           REGISTERED INVESTMENT       INVESTMENT
   FUND                       NAME                               COMPANIES              VEHICLES        OTHER ACCOUNTS
   ----                       ----                         ---------------------      ------------      --------------
   Global Equity Fund         Daniel H. Frascarelli(1)          3 / $646.4                0 / $0             0 / $0
                              Harold E. Sharon                  6 / $330.02            2 / $109.97          1 / $.56

   Global Income Fund         Robert I. Gerber                 7 / $1,699.1               0 / $0       15,227 / $5,006.9
                              Jerald M. Lanzotti               1 / $8,701.2               0 / $0             0 / $0

   * Included in the number of accounts and total assets are 0 accounts with respect to which the management fee is based on the performance of the account.
   (1) These numbers are reflected as of June 30, 2005.

   Conflicts of interest may arise in connection with the investment managers' management of the investments of the Funds and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning Fund's transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Funds. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of

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   Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Funds and the investments of the other accounts referenced in the table above.

   COMPENSATION OF INVESTMENT MANAGERS

   Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment manager's experience, reputation and competitive market rates.

   Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

   Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

   HOLDINGS OF INVESTMENT MANAGERS

   The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of December 31, 2004 or as noted below. This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

                                                                     DOLLAR RANGE OF SHARES IN THE FUND
                                                                     ----------------------------------
                                                                $1-     $10,001-   $50,001-   $100,001-   $500,001-        OVER
   FUND                  NAME                          NONE   $10,000   $50,000    $100,000   $500,000    $1,000,000    $1,000,000
   ----                  ----                          ----   -------   --------   --------   ---------   ----------    ----------
   Global Equity Fund    Daniel H.Frascarelli(1)                                      X
                         Harold E. Sharon               X

   Global Income Fund    Robert I. Gerber               X
                         Jerald M. Lanzotti                     X

   (1) This range is calculated as of June 30, 2005.

   The following table indicates the dollar range of shares of the Lord Abbett Family of Funds beneficially owned by each such investment manager, as of December 31, 2004.

                                                               DOLLAR RANGE OF SHARES IN LORD ABBETT FUNDS
                                                               -------------------------------------------
                                                                $1-     $10,001-   $50,001-   $100,001-   $500,001-        OVER
   FUND                       NAME                     NONE   $10,000   $50,000    $100,000   $500,000    $1,000,000    $1,000,000
   ----                       ----                     ----   -------   --------   --------   ---------   ----------    ----------
   Other Lord Abbett Funds   Daniel H. Frascarelli(1)                                             X
                             Harold E. Sharon                                                     X

                             Robert I. Gerber                                                                 X
                             Jerald M. Lanzotti                                                   X

   (1) This range is calculated as of June 30, 2005.